Portfolio of Investments
Columbia Large Cap Value Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	1,331,800	23,359,772
Interactive Media & Services 1.8%
Meta Platforms, Inc., Class A(a)	269,300	43,877,049
Media 2.0%
Comcast Corp., Class A	1,318,900	47,730,991
Wireless Telecommunication Services 1.9%
T-Mobile US, Inc.(a)	310,600	44,713,976
Total Communication Services		159,681,788
Consumer Discretionary 6.1%
Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	275,300	34,057,363
Las Vegas Sands Corp.(a)	681,600	25,648,608
Total		59,705,971
Household Durables 1.0%
Toll Brothers, Inc.	541,600	23,716,664
Specialty Retail 1.5%
Gap, Inc. (The)	1,823,580	16,667,521
Home Depot, Inc. (The)	63,150	18,213,723
Total		34,881,244
Textiles, Apparel & Luxury Goods 1.1%
Levi Strauss & Co., Class A	1,494,416	25,240,686
Total Consumer Discretionary		143,544,565
Consumer Staples 7.7%
Beverages 1.7%
Coca-Cola Co. (The)	673,600	41,567,856
Food & Staples Retailing 2.0%
Walmart, Inc.	359,413	47,640,193
Household Products 2.0%
Procter & Gamble Co. (The)	341,600	47,120,304
Tobacco 2.0%
Philip Morris International, Inc.	492,500	47,028,825
Total Consumer Staples		183,357,178
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.0%
Oil, Gas & Consumable Fuels 9.0%
Chevron Corp.	261,200	41,285,272
ConocoPhillips Co.	600,800	65,757,560
EOG Resources, Inc.	450,129	54,600,648
Valero Energy Corp.	450,000	52,704,000
Total		214,347,480
Total Energy		214,347,480
Financials 18.9%
Banks 9.0%
Bank of America Corp.	2,032,043	68,296,965
JPMorgan Chase & Co.	584,400	66,463,812
PNC Financial Services Group, Inc. (The)	288,201	45,535,758
Truist Financial Corp.	676,500	31,687,260
Total		211,983,795
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	803,600	33,373,508
Intercontinental Exchange, Inc.	286,600	28,903,610
Morgan Stanley	553,200	47,143,704
Total		109,420,822
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B(a)	194,238	54,542,031
Insurance 3.0%
Chubb Ltd.	222,500	42,063,625
Marsh & McLennan Companies, Inc.	182,500	29,450,025
Total		71,513,650
Total Financials		447,460,298
Health Care 18.1%
Biotechnology 2.7%
BioMarin Pharmaceutical, Inc.(a)	122,300	10,909,160
Vertex Pharmaceuticals, Inc.(a)	185,400	52,238,304
Total		63,147,464
Health Care Equipment & Supplies 2.6%
Baxter International, Inc.	475,000	27,293,500
Becton Dickinson and Co.	135,900	34,303,878
Total		61,597,378
Columbia Large Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.6%
Cigna Corp.	188,200	53,345,290
CVS Health Corp.	452,466	44,409,538
Elevance Health, Inc.	73,000	35,413,030
Total		133,167,858
Life Sciences Tools & Services 0.7%
Syneos Health, Inc.(a)	292,200	17,564,142
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	625,100	42,137,991
Johnson & Johnson	458,800	74,022,792
Merck & Co., Inc.	432,200	36,892,592
Total		153,053,375
Total Health Care		428,530,217
Industrials 9.3%
Aerospace & Defense 1.6%
Northrop Grumman Corp.	81,200	38,812,788
Air Freight & Logistics 1.6%
FedEx Corp.	182,045	38,376,907
Airlines 1.0%
Alaska Air Group, Inc.(a)	529,800	23,078,088
Building Products 1.3%
Trane Technologies PLC	199,800	30,783,186
Machinery 2.8%
AGCO Corp.	245,200	26,655,692
Ingersoll Rand, Inc.	417,463	19,775,222
Stanley Black & Decker, Inc.	213,700	18,826,970
Total		65,257,884
Road & Rail 1.0%
Norfolk Southern Corp.	100,700	24,483,191
Total Industrials		220,792,044
Information Technology 8.7%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,160,800	51,910,976
IT Services 1.0%
MasterCard, Inc., Class A	70,100	22,738,337
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	45,637	22,777,883
GlobalFoundries, Inc.(a)	618,700	37,010,634
Lam Research Corp.	61,400	26,887,674
Total		86,676,191
Software 1.0%
Microsoft Corp.	91,200	23,846,064
Technology Hardware, Storage & Peripherals 0.9%
Western Digital Corp.(a)	497,900	21,041,254
Total Information Technology		206,212,822
Materials 4.8%
Chemicals 3.7%
Eastman Chemical Co.	332,000	30,212,000
FMC Corp.	243,800	26,349,904
Linde PLC	107,500	30,407,450
Total		86,969,354
Metals & Mining 1.1%
Freeport-McMoRan, Inc.	899,662	26,629,995
Total Materials		113,599,349
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 4.3%
American Tower Corp.	151,416	38,467,235
Duke Realty Corp.	602,871	35,478,958
Welltower, Inc.	357,686	27,416,632
Total		101,362,825
Total Real Estate		101,362,825
Utilities 4.5%
Electric Utilities 1.5%
Xcel Energy, Inc.	475,608	35,313,894
Multi-Utilities 3.0%
Ameren Corp.	372,281	34,480,666
DTE Energy Co.	280,700	36,586,438
Total		71,067,104
Total Utilities		106,380,998
Total Common Stocks (Cost $1,659,916,926)		2,325,269,564

2	Columbia Large Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2022 (Unaudited)
Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
DISH Network Corp.(b)
12/15/2025	0.000%	27,961,000	20,011,688
Total Convertible Bonds (Cost $27,644,263)			20,011,688

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(c),(d)	23,939,691	23,927,721
Total Money Market Funds (Cost $23,924,704)		23,927,721
Total Investments in Securities (Cost: $1,711,485,893)		2,369,208,973
Other Assets & Liabilities, Net		801,309
Net Assets		2,370,010,282
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	38,639,026	54,487,157	(69,201,479)	3,017	23,927,721	(7,292)	104,560	23,939,691
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT138_05_M01_(10/22)